DERIVATIVE LIABILITIES (Details 1) (USD $)	12 Months Ended
Dec. 31, 2014
Average expected volatility	35.89%
Remaining expected term	6 years 6 months
Expected dividend rate
Closing price per share of common stock	$ 2.40
Exercise price of warrants per share of common stock	$ 0.0218
Minimum [Member]
Average risk free interest rate	0.75%
Maximum [Member]
Average risk free interest rate	0.79%
Debt [Member] | Minimum [Member]
Average expected volatility	30.19%
Average risk free interest rate	0.12%
Debt [Member] | Maximum [Member]
Average expected volatility	34.76%
Average risk free interest rate	0.38%
Warrants [Member]
Remaining expected term	4 years 9 months 18 days
Average risk free interest rate	1.63%
Warrants [Member] | Minimum [Member]
Average expected volatility	37.92%
Warrants [Member] | Maximum [Member]
Average expected volatility	38.05%
Put Option [Member]
Average expected volatility	35.47%
Remaining expected term	3 years
Average risk free interest rate	2.47%
Notes [Member]
Remaining expected term	15 months 24 days